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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


          Report for the Calendar Year or Quarter Ended _________________

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:      |_|                    Amendment Number: ____
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


                                  WTG & CO., LP
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


------------------------------------ATTENTION-----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of __________ and State of ________ on the __th day of _______, 1999.



                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                   13F File No.:   Name:                   13F File No.:
----------------------- -------------   ----------------------- -------------
1. SEE ATTACHED                         6.
----------------------- -------------   ----------------------- -------------
2.                                      7.
----------------------- -------------   ----------------------- -------------
3.                                      8.
----------------------- -------------   ----------------------- -------------
4.                                      9.
----------------------- -------------   ----------------------- -------------
5.                                      10.
----------------------- -------------   ----------------------- -------------


SEC 1685 (7-88)

                                                              FORM 13F
RPT: #34                                                   WTG & CO., L.P.                      PORT FOLIO ACCOUNT 0020 05288
                                             VALUATION REPORT - WITH VOTING RIGHTS BASE         CURRENCY:          USD
                                                           MARCH 31, 1999                       DATE 04-26-99                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2      ITEM 3      ITEM 4        ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                     FAIR      SHARES OF                  SHARED
NAME OF ISSUER                    OF          CUSIP      MARKET      PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS       NUMBER       VALUE         AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
NORDIC AMER TANKER SHIPPING    COMMON        G65773106     4,657,500    405,000    405,000                        405,000
AFC CABLE SYSTEMS INC          COMMON        000950105       595,000     20,000     20,000                         20,000
AGOURON PHARMACEUTICALS INC    COMMON        008488108     7,070,313    125,000    125,000                        125,000
AIRTOUCH COMMUNICATIONS INC    COMMON        00949T100    15,025,188    155,500    155,500                        155,500
ALLEGHENY TELEDYNE INC         COMMON        017415100       946,875     50,000     50,000                         50,000
AMERMED EL"EARNOUT"(&)         COMMON        027425776           647    646,600    646,600                        646,600
AMERMED EL"BONUS"(&)           COMMON        027425990           647    646,600    646,600                        646,600
AMERICAN SAFETY RAZOR CO       COMMON        029362100       763,126     55,000     55,000                         55,000
AMP INCORPORATED (PENN)        COMMON        031897101    28,890,000    540,000    540,000                        540,000
AQUILA GAS PIPELINE CORP       COMMON        03839B106     3,994,750    551,000    551,000                        551,000
ASCEND COMMUNICATIONS INC      COMMON        043491109     5,021,250     60,000     60,000                         60,000
AVIALL INC                     COMMON        05366B102     2,125,050    137,000    137,000                        137,000
AXIOHM TRANSACTION SOLUTIONS   COMMON        054602107     1,421,250    189,500    189,500                        189,500
BERKSHIRE REALTY COMPANY,INC.  COMMON        084710102       783,125     70,000     70,000                         70,000

                                                              FORM 13F
RPT: #34                                                   WTG & CO., L.P.                      PORT FOLIO ACCOUNT 0020 05288
                                             VALUATION REPORT - WITH VOTING RIGHTS BASE         CURRENCY:          USD
                                                           MARCH 31, 1999                       DATE 04-26-99                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2      ITEM 3      ITEM 4        ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                     FAIR      SHARES OF                  SHARED
NAME OF ISSUER                    OF          CUSIP      MARKET      PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS       NUMBER       VALUE         AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
BERTLITZ INTL INC (NEW)        COMMON        08520F100     4,027,250    178,000    178,000                        178,000
CRW FINANCIAL INC              COMMON        126276104     1,866,450    324,600    324,600                        324,600
CALIFORNIA COASTAL COMM INC    COMMON        129915104     1,820,000    280,000    280,000                        280,000
CELLULAR COMMUNICATIONS        COMMON        150918100     3,366,960     42,087     42,087                         42,087
CENTRIS GROUP INC              COMMON        155904105     1,531,563    135,000    135,000                        135,000
THE COLEMAN CO INC             COMMON        193559101     5,106,750    619,000    619,000                        619,000
COLONIAL GAS CO                COMMON        195674106     2,673,750     77,500     77,500                         77,500
COLTEC INDUSTRIES INC          COMMON        196879100       545,625     30,000     30,000                         30,000
COMSAT CORP                    COMMON        20564D107     9,552,269    330,100    330,100                        330,100
CORT BUSINESS SERVICE CORP     COMMON        220493100     2,543,750    110,000    110,000                        110,000
DELTA & PINE LAND CO           COMMON        247357106     1,076,250     35,000     35,000                         35,000
DOMCO INC                      COMMON        257057109       638,033    110,000    110,000                        110,000
DOMINION BRIDGE CORPORATION    COMMON        257192104           248    248,000    248,000                        248,000
EEX CORPORATION (NEW)          COMMON        26842V207     1,950,000    400,000    400,000                        400,000

                                                              FORM 13F
RPT: #34                                                   WTG & CO., L.P.                      PORT FOLIO ACCOUNT 0020 05288
                                             VALUATION REPORT - WITH VOTING RIGHTS BASE         CURRENCY:          USD
                                                           MARCH 31, 1999                       DATE 04-26-99                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2      ITEM 3      ITEM 4        ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                     FAIR      SHARES OF                  SHARED
NAME OF ISSUER                    OF          CUSIP      MARKET      PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS       NUMBER       VALUE         AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
EASTERN COMPANY                COMMON        276317104     2,356,313    106,500    106,500                        106,500
EASTERN UTILITIES ASSOC.       COMMON        277173100     2,151,750     76,000     76,000                         76,000
FLORIDA EAST COAST INDS INC    COMMON        340632108     5,077,400    169,600    169,600                        169,600
FOAMEX INTL INC                COMMON        344123104       523,125     93,000     93,000                         93,000
FRANCHISE MTG ACCEPTANCE CO    COMMON        35181D108       580,000     80,000     80,000                         80,000
FRANKLIN SELECT REALTY TRUST   COMMON        354638108       375,000     50,000     50,000                         50,000
FRESENIUS MEDICAL HOLDINGS INC PREF NON CONV 358030203         1,130     56,500     56,500                         56,500
GENERAL CHEMICAL GROUP INC     COMMON        369332101       866,250     66,000     66,000                         66,000
IRVINE APARTMENT COMMUNITIES   COMMON        463606103     4,964,125    151,000    151,000                        151,000
IVAX CORP SUB DEB CONV         CONV BOND     465823AA0     5,085,938  5,425,000  5,425,000                      5,425,000
KANSAS CITY PWR.& LIGHT        COMMON        485134100    14,528,750    590,000    590,000                        590,000
LEARNING COMPANY INC           COMMON        522008101       348,000     12,000     12,000                         12,000
LIBERTY CORPORATION            COMMON        530370105       901,925     17,200     17,200                         17,200
LIFE TECHNOLOGIES INC          COMMON        532177201     4,241,931    110,000    110,000                        110,000

                                                              FORM 13F
RPT: #34                                                   WTG & CO., L.P.                      PORT FOLIO ACCOUNT 0020 05288
                                             VALUATION REPORT - WITH VOTING RIGHTS BASE         CURRENCY:          USD
                                                           MARCH 31, 1999                       DATE 04-26-99                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2      ITEM 3      ITEM 4        ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                     FAIR      SHARES OF                  SHARED
NAME OF ISSUER                    OF          CUSIP      MARKET      PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS       NUMBER       VALUE         AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
LIFELINE SYSTEM INC            COMMON        532192101     5,103,019    214,300    214,300                        214,300
LUCASVARITY PLC (SPON ADR)     COMMON        549395101     2,312,500     50,000     50,000                         50,000
METROTRANS CORP                COMMON        592665103        81,650     28,400     28,400                         28,400
MICRION CORP                   COMMON        59479P102       968,625     114,800   114,800                        114,800
MORTON INTERNATIONAL INC (NEW) COMMON        619335102     2,793,000     76,000     76,000                         76,000
MOVIEFONE INC CL A             COMMON        624598108     8,610,400    183,200    183,200                        183,200
NSC CORPORATION                COMMON        62938T103       110,351    107,012    107,012                        107,012
NEWPORT NEWS SHIPBUILDING INC  COMMON        652228107       792,188     25,000     25,000                         25,000
NOEL GROUP INC                 COMMON        655260107       225,000    200,000    200,000                        200,000
THE NORTH FACE, INC.           COMMON        659317101       312,500     25,000     25,000                         25,000
ORANGE & ROCKLAND UTIL         COMMON        684065105     8,110,175    141,200    141,200                        141,200
ESCROW/PACIFIC TELECOM INC     COMMON        694990144     1,061,166    364,900    364,900                        364,900
PANAVISION INC (NEW)           COMMON        69830E209       379,844     42,500     42,500                         42,500
PAYMENTECH INC                 COMMON        704384106     6,128,325    259,400    259,400                        259,400

                                                              FORM 13F
RPT: #34                                                   WTG & CO., L.P.                      PORT FOLIO ACCOUNT 0020 05288
                                             VALUATION REPORT - WITH VOTING RIGHTS BASE         CURRENCY:          USD
                                                           MARCH 31, 1999                       DATE 04-26-99                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2      ITEM 3      ITEM 4        ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                     FAIR      SHARES OF                  SHARED
NAME OF ISSUER                    OF          CUSIP      MARKET      PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS       NUMBER       VALUE         AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
PENNEY J C INC                 COMMON        708160106     3,018,303     74,526     74,526                         74,526
PIONEER HI BRED INTL INC       COMMON        723686101     1,881,250     50,000     50,000                         50,000
PLATINUM TECHNOLOGY            COMMON        72764T101     1,147,500     45,000     45,000                         45,000
PREMIER FARNELL PLC SPON ADR   PREF CONV     74050U206     1,627,675     91,700     91,700                         91,700
PRIME RETAIL INC PFD CONV      PREF CONV     741570303     4,320,000    270,000    270,000                        270,000
RUSS TOGS INC $1.90 CNV PFD    PREF CONV     782242309       100,036     56,200     56,200                         56,200
STAFF LEASING INC              COMMON        852381102       858,750     60,000     60,000                         60,000
SUNDSTRAND CORP.DEL.           COMMON        867323107     3,996,250     57,500     57,500                         57,500
SUPERTEL HOSPITALITY INC       COMMON        868524109       790,725     81,100     81,100                         81,100
SWISHER INTERNATIONAL GROUP    COMMON        870809100     2,750,963    307,800    307,800                        307,800
SYBRON CHEMICALS INC           COMMON        870903101     4,238,100    332,400    332,400                        332,400
SYRATECH CORP                  COMMON        871824108     1,202,752     75,172     75,172                         75,172
TCI MUSIC INC SER-A CV PFD     PREF CONV     87229N200       464,063     29,700     29,700                         29,700
TPI ENTERPRISES INC            COMMON        872623103         6,710    958,600    958,600                        958,600

                                                              FORM 13F
RPT: #34                                                   WTG & CO., L.P.                      PORT FOLIO ACCOUNT 0020 05288
                                             VALUATION REPORT - WITH VOTING RIGHTS BASE         CURRENCY:          USD
                                                           MARCH 31, 1999                       DATE 04-26-99                 PAGE 1
------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2      ITEM 3      ITEM 4        ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                                                 INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                     FAIR      SHARES OF                  SHARED
NAME OF ISSUER                    OF          CUSIP      MARKET      PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS       NUMBER       VALUE         AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
LONG ACCOUNT
TRIATHLON BROADCASTING CO      COMMON        89589P106       547,725     43,600     43,600                         43,600
TRIATHLON BROADCASTING         PREF CONV     89589P304     9,273,544    867,700    867,700                        867,700
VLSI TECHNOLOGY                COMMON        918270109     2,470,313    127,500    127,500                        127,500
VISKASE COMPANIES INC          COMMON        92831R102       425,600    121,600    121,600                        121,600
WMF GROUP LTD                  COMMON        929289106       240,000     40,000     40,000                         40,000
WINSLOEW FURNITURE INC         COMMON        975377102     1,937,813     65,000     65,000                         65,000
XTRA CORP                      COMMON        984138107     8,961,294    233,900    233,900                        233,900
XYLAN CORP                     COMMON        984151100     1,104,375     30,000     30,000                         30,000
ZILOG INC                      COMMON        989524103       239,356    478,712    478,712                        478,712

               TOTAL                                     238,587,096